Commitment and Contingencies (Details) $ in Thousands, customer in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) claim customer	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Litigation matters resolved | claim	2
Settlement accrual	$ 0	$ 2,675
Inventory purchases	$ 71,400
Purchase commitment (bushels) | customer	2.9